Share Capital and Treasury Shares (Details) - USD ($) $ in Thousands								1 Months Ended	6 Months Ended		12 Months Ended
		Aug. 03, 2023	Apr. 30, 2023	Feb. 06, 2023	Sep. 03, 2021	Aug. 03, 2020	Jun. 26, 2020	Jul. 31, 2022	Oct. 31, 2023		Apr. 30, 2023		Apr. 30, 2021		Apr. 30, 2022	Feb. 23, 2022	Mar. 08, 2021	Oct. 03, 2020	May 13, 2020	Apr. 30, 2020
Share Capital and Treasury Shares [Line Items]
Shares granted					5,827
Fair value grant date aggregate amount (in Dollars)									$ 5,602
Vesting period						3 years
Equity interest																		51.00%
Cash considerations amount (in Dollars)			$ 100,000								$ 100,000
Issuance cost (in Dollars)			$ 229,186					$ 129,186
Stock repurchased amount (in Dollars)											$ 318,882
Outstanding vested shares									11,269,497
Common Stock [Member]
Share Capital and Treasury Shares [Line Items]
Share issued															619
AMTD Assets Alpha Group [Member]
Share Capital and Treasury Shares [Line Items]
Cash considerations amount (in Dollars)																	$ 85,000
AMTD Education Group [Member]
Share Capital and Treasury Shares [Line Items]
Cash considerations amount (in Dollars)																	$ 85,000
AMTD Assets [Member]
Share Capital and Treasury Shares [Line Items]
Equity interest percentage				96.10%
Class A Ordinary Shares [Member]
Share Capital and Treasury Shares [Line Items]
Share issued			10,928,142						11,308,207	[1]	10,928,142		43,416,142		1,968,142					10,726,667
Aggregate consideration amount (in Dollars)																			$ 3,500
Shares granted		38,710				38,710
Fair value grant date aggregate amount (in Dollars)						$ 481
Repurchased shares	[2]
Stock repurchased amount (in Dollars)	[2]
Consideration treasury shares												[3]	702,765	[4]
Unvested shares									38,710
Class A Ordinary Shares [Member] | Common Stock [Member]
Share Capital and Treasury Shares [Line Items]
Share issued									380,065										350,000
Class A Ordinary Shares [Member] | Third Party Investor [Member]
Share Capital and Treasury Shares [Line Items]
Share issued			1,600,000								1,600,000
Class A Ordinary Shares [Member] | AMTD Assets Alpha Group [Member]
Share Capital and Treasury Shares [Line Items]
Share issued																	8,500,000
Transfer shares							2,441,000
Class A Ordinary Shares [Member] | AMTD Education Group [Member]
Share Capital and Treasury Shares [Line Items]
Share issued																	8,500,000
Transfer shares							2,441,000
Class A Ordinary Shares [Member] | AMTD IDEA Group [Member]
Share Capital and Treasury Shares [Line Items]
Share issued																41,448,000
Transfer shares							9,716,000
Class A Ordinary Shares [Member] | Shareholders [Member]
Share Capital and Treasury Shares [Line Items]
Share issued									702,765
Class B Ordinary Shares [Member]
Share Capital and Treasury Shares [Line Items]
Share issued			65,549,039						65,549,039	[1]	65,549,039		24,202,000		65,650,000					38,800,000
Conversion shares							14,598,000
Repurchased shares	[2]										616,346
Stock repurchased amount (in Dollars)	[2]
Consideration treasury shares											515,385	[3]		[4]
Class B Ordinary Shares [Member] | AMTD IDEA Group [Member]
Share Capital and Treasury Shares [Line Items]
Share issued																41,448,000
IPO [Member]
Share Capital and Treasury Shares [Line Items]
Share issued								7,360,000
AMTD Assets [Member]
Share Capital and Treasury Shares [Line Items]
Consideration treasury shares				515,385

[1]	The number of Class A ordinary shares of the Company at October 31, 2023 included 38,710 unvested Class A ordinary shares as detailed in note 30. The outstanding and vested Class A ordinary shares of the Company at October 31, 2023 is 11,269,497 shares.
[2]	During the year ended April 30, 2023, the Company repurchased 616,346 Class B ordinary shares from the immediate holding company, amounting to US$318,882.
[3]	The Company acquired 96.1% of the equity interest in AMTD Assets on February 6, 2023 for which the consideration is settled by 515,385 treasury shares — Class B ordinary shares. See note 14(a) for details.
[4]	The Company issued 702,765 Class A ordinary shares to certain shareholders of PolicyPal, together with a cash consideration, in exchange for 51% of the equity interest of PolicyPal on August 3, 2020. Details of the acquisition of subsidiary are set out in note 14(b).